Lines of Credit and Long-Term Obligation - Additional Information (Details) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Lines of Credit and Long-Term Obligation
Other debt		$ 8,252
SOFR spread
Lines of Credit and Long-Term Obligation
Basis rate				2.11%
Line of Credit
Lines of Credit and Long-Term Obligation
Annual interest rate				5.00%
Interest rate		4.76%	2.34%	3.61%	2.25%
Weighted average interest rate				2.50%	4.15%
Line of Credit | Minimum
Lines of Credit and Long-Term Obligation
Maximum borrowing capacity				$ 175,000,000
Line of Credit | Maximum
Lines of Credit and Long-Term Obligation
Maximum borrowing capacity				$ 225,000,000
Line of Credit | Prime Rate
Lines of Credit and Long-Term Obligation
Annual interest rate				5.00%
Interest rate					3.25%
Basis rate					1.00%
Line of Credit | LIBOR
Lines of Credit and Long-Term Obligation
Annual interest rate				2.00%
Interest rate				2.00%	0.25%
Basis rate			2.00%		2.00%
Line of Credit | SOFR
Lines of Credit and Long-Term Obligation
Annual interest rate				2.11%
Interest rate				1.50%
Basis rate		2.11%		2.11%
Line of Credit | contracted Libor
Lines of Credit and Long-Term Obligation
Interest rate					4.25%
Seller Notes
Lines of Credit and Long-Term Obligation
Annual interest rate	6.00%
Subordinated note	$ 8,500,000
Repayments of debt	2,500,000
Outstanding current and long-term liabilities	$ 3,750,000
Revolving Credit Facility
Lines of Credit and Long-Term Obligation
Outstanding balance				$ 135,968
Commitment fee percentage		0.25%	0.25%	0.25%	0.25%
Commitment fee amount		$ 60,000	$ 95,000	$ 100,000	$ 300,000
Outstanding revolver balance		176,700,000		136,000,000	54,000,000
Availability balance		$ 48,300,000		$ 48,000,000	$ 95,000,000